Subsequent events (Details Narrative) - BRL (R$)	Feb. 11, 2022	Jan. 10, 2022	Jan. 07, 2022	Feb. 25, 2022	Feb. 10, 2022
IfrsStatementLineItems [Line Items]
Total amount			R$ 2,000		R$ 750
Events After Reporting Periods [member] | Board of Directors [member] | Non-convertible, unsecured debentures - second series [member]
IfrsStatementLineItems [Line Items]
Interest rate			CDI + 1.75%
Description of debt payment	paid semi-annually until maturity. The principal amount will be settled in a single installment at the end of the three-year contract (2025)
Events After Reporting Periods [member] | Board of Directors [member] | Non-convertible, unsecured debentures [member]
IfrsStatementLineItems [Line Items]
Total amount				R$ 1,200,000,000
Interest rate		CDI + 1.70%
Description of debt payment			paid semi-annually until maturity. The principal amount will be paid in two equal installments, in 2026 and in 2027